Income Taxes - Summary of Current and Deferred Portions of Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 306	$ 97	$ 281
Foreign	101	67	133
Income tax expenses	$ 407	$ 164	$ 414